JPMorgan USD Emerging Markets Sovereign Bond ETF
Schedule of Portfolio Investments as of November 30, 2023
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY.  IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — 85.1%
Angola — 0.3%
Republic of Angola
8.25%, 5/9/2028 (a)	219,000	193,815
8.75%, 4/14/2032 (a)	2,226,000	1,855,232
		2,049,047
Azerbaijan — 0.3%
Republic of Azerbaijan
3.50%, 9/1/2032 (a)	2,351,000	1,957,207
3.50%, 9/1/2032 (b)	1,000	833
		1,958,040
Bahrain — 4.1%
CBB International Sukuk Co. 5 SPC 5.62%, 2/12/2024 (a)	579,000	575,931
CBB International Sukuk Co. 7 SPC 6.88%, 10/5/2025 (a)	1,758,000	1,773,383
CBB International Sukuk Programme Co. SPC
6.25%, 11/14/2024 (a)	486,000	482,112
3.95%, 9/16/2027 (a)	1,615,000	1,492,099
CBB International Sukuk Programme Co. WLL 3.88%, 5/18/2029 (a)	678,000	598,335
Kingdom of Bahrain
7.00%, 1/26/2026 (a)	1,975,000	1,992,281
7.00%, 10/12/2028 (a)	2,527,000	2,583,857
7.00%, 10/12/2028 (b)	402,000	411,045
6.75%, 9/20/2029 (a)	3,403,000	3,398,746
7.38%, 5/14/2030 (a)	847,000	863,940
5.63%, 9/30/2031 (a)	3,406,000	3,112,232
5.45%, 9/16/2032 (a)	4,124,000	3,660,050
5.25%, 1/25/2033 (a)	3,782,000	3,261,975
5.63%, 5/18/2034 (a)	2,342,000	2,043,396
6.00%, 9/19/2044 (a)	1,453,000	1,142,421
		27,391,803
Brazil — 5.7%
Federative Republic of Brazil
8.88%, 4/15/2024	107,000	107,801
4.25%, 1/7/2025	1,236,000	1,215,643
2.88%, 6/6/2025	2,939,000	2,813,417
6.00%, 4/7/2026	3,364,000	3,421,659
4.63%, 1/13/2028	1,673,000	1,636,194
4.50%, 5/30/2029	5,067,000	4,793,433
3.88%, 6/12/2030	5,473,000	4,879,344
3.75%, 9/12/2031 (c)	2,837,000	2,468,474
6.00%, 10/20/2033	4,698,000	4,564,107
8.25%, 1/20/2034	2,391,000	2,682,917
5.00%, 1/27/2045	2,012,000	1,544,209
5.63%, 2/21/2047	2,432,000	2,002,752
4.75%, 1/14/2050	7,939,000	5,716,080
		37,846,030

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Chile — 2.0%
Republic of Chile
3.24%, 2/6/2028	1,507,000	1,405,278
2.45%, 1/31/2031	377,000	317,811
2.55%, 1/27/2032 (c)	1,908,000	1,581,732
2.55%, 7/27/2033	4,386,000	3,489,063
3.50%, 1/31/2034	500,000	428,000
4.95%, 1/5/2036	408,000	386,927
3.10%, 5/7/2041	4,583,000	3,272,262
3.86%, 6/21/2047 (c)	570,000	436,905
3.50%, 4/15/2053	272,000	189,312
3.25%, 9/21/2071	2,991,000	1,820,023
		13,327,313
China — 1.3%
Export-Import Bank of China (The)
2.88%, 4/26/2026 (a)	875,000	836,299
3.88%, 5/16/2026 (a)	200,000	195,526
People's Republic of China
1.95%, 12/3/2024 (a)	1,020,000	986,697
0.55%, 10/21/2025 (a)	1,119,000	1,028,853
1.25%, 10/26/2026 (a)	2,693,000	2,444,167
2.63%, 11/2/2027 (a)	2,147,000	2,015,926
3.50%, 10/19/2028 (a)	776,000	748,964
1.75%, 10/26/2031 (a)	426,000	352,792
		8,609,224
Colombia — 4.6%
Republic of Colombia
3.88%, 4/25/2027	827,000	768,266
4.50%, 3/15/2029	4,214,000	3,771,530
3.00%, 1/30/2030	4,775,000	3,822,387
3.13%, 4/15/2031	2,701,000	2,082,471
3.25%, 4/22/2032	4,262,000	3,199,697
8.00%, 4/20/2033	852,000	883,524
7.38%, 9/18/2037	5,194,000	5,007,016
6.13%, 1/18/2041	3,629,000	3,013,885
4.13%, 2/22/2042	3,267,000	2,124,367
5.63%, 2/26/2044	1,386,000	1,058,904
5.00%, 6/15/2045	2,748,000	1,937,340
5.20%, 5/15/2049	3,402,000	2,398,410
3.88%, 2/15/2061	636,000	353,616
		30,421,413
Costa Rica — 1.3%
Republic of Costa Rica
6.13%, 2/19/2031 (a)	2,451,000	2,442,421
6.55%, 4/3/2034 (a)	623,000	626,224

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Costa Rica—continued
7.00%, 4/4/2044 (a)	2,702,000	2,696,596
7.16%, 3/12/2045 (a)	2,905,000	2,941,676
		8,706,917
Dominican Republic — 4.6%
Dominican Republic Government Bond
5.50%, 1/27/2025 (a)	1,360,000	1,342,075
6.88%, 1/29/2026 (a)	2,215,000	2,222,154
5.95%, 1/25/2027 (a)	1,805,000	1,771,607
5.95%, 1/25/2027 (b)	198,000	194,337
6.00%, 7/19/2028 (a)	2,997,000	2,916,650
6.00%, 7/19/2028 (b)	208,000	202,424
4.50%, 1/30/2030 (a)	5,992,000	5,269,964
4.88%, 9/23/2032 (a)	2,469,000	2,124,105
6.00%, 2/22/2033 (a)	2,520,000	2,347,759
5.30%, 1/21/2041 (a)	3,943,000	3,164,257
7.45%, 4/30/2044 (b)	302,000	297,470
6.85%, 1/27/2045 (a)	1,586,000	1,465,464
6.85%, 1/27/2045 (b)	357,000	329,868
6.50%, 2/15/2048 (a)	249,000	220,739
6.40%, 6/5/2049 (b)	2,968,000	2,601,452
6.40%, 6/5/2049 (a)	510,000	447,015
6.40%, 6/5/2049 (a) (c)	1,008,000	883,512
5.88%, 1/30/2060 (a)	3,354,000	2,685,481
		30,486,333
Guatemala — 0.5%
Republic of Guatemala
6.60%, 6/13/2036 (a) (c)	412,000	397,012
6.60%, 6/13/2036 (a)	600,000	578,172
6.13%, 6/1/2050 (a)	2,806,000	2,399,410
		3,374,594
Hungary — 1.8%
Hungary Government Bond
6.13%, 5/22/2028 (a)	1,394,000	1,415,921
5.25%, 6/16/2029 (a)	3,693,000	3,607,599
2.13%, 9/22/2031 (a)	616,000	473,550
6.25%, 9/22/2032 (a)	500,000	510,000
7.63%, 3/29/2041	2,234,000	2,465,778
3.13%, 9/21/2051 (a)	1,884,000	1,146,885
6.75%, 9/25/2052 (a)	1,564,000	1,589,024
Magyar Export-Import Bank Zrt. 6.13%, 12/4/2027 (a)	964,000	956,770
		12,165,527
India — 0.6%
Export-Import Bank of India
3.88%, 2/1/2028 (a)	200,000	188,064
3.25%, 1/15/2030 (a)	200,000	175,424

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
India—continued
2.25%, 1/13/2031 (a)	2,538,000	2,035,349
5.50%, 1/18/2033 (a)	1,273,000	1,257,189
		3,656,026
Indonesia — 3.5%
Perusahaan Penerbit SBSN Indonesia III
4.35%, 9/10/2024 (a)	666,000	661,564
4.33%, 5/28/2025 (a)	578,000	570,885
4.55%, 3/29/2026 (a)	1,013,000	1,000,449
4.15%, 3/29/2027 (a)	1,660,000	1,618,683
4.45%, 2/20/2029 (a)	465,000	453,682
2.80%, 6/23/2030 (a)	981,000	856,178
2.55%, 6/9/2031 (a)	600,000	502,314
Republic of Indonesia
3.85%, 7/18/2027 (a)	324,000	311,076
3.50%, 1/11/2028	3,780,000	3,553,616
4.55%, 1/11/2028	200,000	196,272
4.10%, 4/24/2028	2,014,000	1,936,179
4.75%, 2/11/2029	200,000	196,772
4.65%, 9/20/2032	2,050,000	1,965,663
4.85%, 1/11/2033 (c)	1,850,000	1,810,891
6.63%, 2/17/2037 (a)	1,007,000	1,120,398
6.63%, 2/17/2037 (b)	145,000	161,328
7.75%, 1/17/2038 (a)	853,000	1,040,754
6.75%, 1/15/2044 (a) (c)	941,000	1,068,138
4.20%, 10/15/2050 (c)	3,468,000	2,831,136
3.05%, 3/12/2051	1,945,000	1,340,494
		23,196,472
Iraq — 0.4%
Republic of Iraq 5.80%, 1/15/2028 (a)	3,067,312	2,818,093
Ivory Coast — 0.3%
Republic of Cote d'Ivoire
6.13%, 6/15/2033 (a)	1,489,000	1,314,042
6.13%, 6/15/2033 (b)	415,000	366,238
		1,680,280
Jamaica — 1.2%
Jamaica Government Bond
6.75%, 4/28/2028	2,368,000	2,501,792
7.88%, 7/28/2045	4,740,000	5,545,800
		8,047,592
Jordan — 1.3%
Hashemite Kingdom of Jordan
6.13%, 1/29/2026 (b)	346,000	339,080
5.75%, 1/31/2027 (a)	2,771,000	2,653,232
7.50%, 1/13/2029 (a)	959,000	949,410

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Jordan—continued
5.85%, 7/7/2030 (a)	3,040,000	2,762,600
7.38%, 10/10/2047 (a)	1,777,000	1,537,105
		8,241,427
Kazakhstan — 0.6%
Republic of Kazakhstan
3.88%, 10/14/2024 (b)	350,000	346,521
3.88%, 10/14/2024 (a)	954,000	944,517
5.13%, 7/21/2025 (a)	307,000	308,388
4.88%, 10/14/2044 (a)	993,000	872,351
6.50%, 7/21/2045 (a)	1,451,000	1,521,373
		3,993,150
Kuwait — 0.6%
State of Kuwait 3.50%, 3/20/2027 (a)	4,202,000	4,044,425
Malaysia — 0.3%
Malaysia Sovereign Sukuk Bhd. 3.04%, 4/22/2025 (a)	1,562,000	1,520,763
Malaysia Sukuk Global Bhd. 3.18%, 4/27/2026 (a)	350,000	336,574
		1,857,337
Mexico — 4.5%
United Mexican States
4.13%, 1/21/2026	261,000	256,824
4.15%, 3/28/2027	1,745,000	1,697,885
3.75%, 1/11/2028	3,644,000	3,443,580
4.50%, 4/22/2029	1,277,000	1,224,643
2.66%, 5/24/2031	3,809,000	3,111,953
4.75%, 4/27/2032	1,000,000	930,000
3.50%, 2/12/2034	5,210,000	4,235,730
6.35%, 2/9/2035	766,000	772,511
6.05%, 1/11/2040	848,000	812,808
4.75%, 3/8/2044	2,268,000	1,828,462
5.55%, 1/21/2045 (c)	400,000	360,200
4.60%, 1/23/2046	3,869,000	3,019,755
4.40%, 2/12/2052	4,297,000	3,169,037
6.34%, 5/4/2053	1,576,000	1,498,776
3.77%, 5/24/2061	1,000,000	631,000
3.75%, 4/19/2071	4,018,000	2,491,160
5.75%, 10/12/2110	122,000	101,382
		29,585,706
Morocco — 1.1%
Kingdom of Morocco
5.95%, 3/8/2028 (a)	1,410,000	1,413,525
3.00%, 12/15/2032 (a)	4,372,000	3,432,020
6.50%, 9/8/2033 (a)	1,518,000	1,535,078
4.00%, 12/15/2050 (a)	1,364,000	903,650
		7,284,273

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Nigeria — 3.0%
Federal Republic of Nigeria
7.63%, 11/21/2025 (a)	2,000,000	1,950,000
6.50%, 11/28/2027 (a)	1,756,000	1,554,060
6.13%, 9/28/2028 (a)	1,000,000	847,500
8.38%, 3/24/2029 (a)	2,200,000	2,018,500
7.14%, 2/23/2030 (a)	1,000,000	851,250
8.75%, 1/21/2031 (a)	2,168,000	1,951,200
7.88%, 2/16/2032 (a)	2,200,000	1,856,250
7.38%, 9/28/2033 (a)	6,528,000	5,169,360
7.63%, 11/28/2047 (a)	3,717,000	2,690,179
8.25%, 9/28/2051 (a)	1,434,000	1,080,877
		19,969,176
Oman — 5.2%
Oman Sovereign Sukuk SAOC
5.93%, 10/31/2025 (a)	1,504,000	1,506,843
4.88%, 6/15/2030 (a)	3,092,000	2,974,690
Sultanate of Oman Government Bond
4.75%, 6/15/2026 (a)	4,694,000	4,570,782
6.75%, 10/28/2027 (a)	2,433,000	2,531,841
5.63%, 1/17/2028 (a)	3,587,000	3,582,875
6.00%, 8/1/2029 (a)	3,514,000	3,559,243
6.00%, 8/1/2029 (b)	221,000	223,845
6.25%, 1/25/2031 (a)	4,205,000	4,306,446
7.38%, 10/28/2032 (a)	3,046,000	3,353,113
6.50%, 3/8/2047 (a)	2,183,000	2,090,222
6.50%, 3/8/2047 (b)	1,016,000	972,820
6.75%, 1/17/2048 (a)	2,560,000	2,488,832
7.00%, 1/25/2051 (a)	2,393,000	2,407,956
		34,569,508
Panama — 2.1%
Republic of Panama
3.88%, 3/17/2028	500,000	450,500
3.16%, 1/23/2030	2,322,000	1,900,325
2.25%, 9/29/2032	4,038,000	2,824,298
3.30%, 1/19/2033 (c)	500,000	378,400
6.70%, 1/26/2036	2,488,000	2,364,073
4.30%, 4/29/2053	1,402,000	869,661
6.85%, 3/28/2054 (c)	500,000	441,750
3.87%, 7/23/2060	4,466,000	2,506,542
4.50%, 1/19/2063	3,243,000	1,999,309
		13,734,858
Paraguay — 0.7%
Republic of Paraguay
4.95%, 4/28/2031 (a)	444,000	418,701
4.95%, 4/28/2031 (a) (c)	493,000	464,909

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Paraguay—continued
6.10%, 8/11/2044 (a)	3,850,000	3,515,936
5.40%, 3/30/2050 (a)	315,000	257,509
		4,657,055
Peru — 2.2%
Republic of Peru
4.13%, 8/25/2027 (c)	545,000	522,998
2.78%, 1/23/2031	2,050,000	1,726,100
1.86%, 12/1/2032	4,637,000	3,480,069
8.75%, 11/21/2033	1,166,000	1,416,690
3.00%, 1/15/2034	920,000	738,760
6.55%, 3/14/2037	593,000	632,731
3.30%, 3/11/2041	3,118,000	2,270,527
5.63%, 11/18/2050	117,000	113,081
2.78%, 12/1/2060	2,766,000	1,591,833
3.23%, 7/28/2121	3,651,000	2,099,252
		14,592,041
Philippines — 3.0%
Republic of Philippines
10.63%, 3/16/2025	1,373,000	1,460,172
5.50%, 3/30/2026	2,719,000	2,740,453
3.00%, 2/1/2028	1,360,000	1,258,585
3.75%, 1/14/2029	1,466,000	1,382,599
9.50%, 2/2/2030	813,000	996,015
2.46%, 5/5/2030	1,348,000	1,154,373
6.38%, 1/15/2032	200,000	216,772
5.00%, 7/17/2033	500,000	494,190
6.38%, 10/23/2034	396,000	429,704
5.00%, 1/13/2037	1,806,000	1,758,791
3.95%, 1/20/2040	701,000	588,917
3.70%, 3/1/2041	2,731,000	2,171,445
3.70%, 2/2/2042	2,592,000	2,041,485
2.65%, 12/10/2045	4,781,000	3,084,271
5.50%, 1/17/2048 (c)	300,000	295,158
		20,072,930
Poland — 1.3%
Republic of Poland
3.25%, 4/6/2026	3,824,000	3,664,922
5.50%, 11/16/2027	497,000	508,043
5.75%, 11/16/2032	876,000	907,887
4.88%, 10/4/2033	500,000	483,875
5.50%, 4/4/2053	3,193,000	3,065,631
		8,630,358
Qatar — 2.8%
State of Qatar
3.40%, 4/16/2025 (a)	4,025,000	3,916,325
3.25%, 6/2/2026 (a)	1,286,000	1,236,167

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Qatar—continued
4.50%, 4/23/2028 (a)	1,028,000	1,020,290
4.00%, 3/14/2029 (a)	1,773,000	1,717,594
3.75%, 4/16/2030 (a)	500,000	473,750
9.75%, 6/15/2030 (a)	211,000	269,289
6.40%, 1/20/2040 (a)	1,578,000	1,731,737
4.63%, 6/2/2046 (a)	500,000	437,812
4.63%, 6/2/2046 (b)	276,000	241,673
5.10%, 4/23/2048 (a)	813,000	751,517
4.82%, 3/14/2049 (a)	2,187,000	1,945,172
4.40%, 4/16/2050 (a)	5,984,000	5,013,694
		18,755,020
Romania — 1.7%
Romania Government Bond
3.00%, 2/27/2027 (a)	3,170,000	2,892,625
5.25%, 11/25/2027 (a)	540,000	526,500
6.63%, 2/17/2028 (a)	422,000	429,913
3.63%, 3/27/2032 (a)	726,000	601,672
6.00%, 5/25/2034 (a)	434,000	416,640
6.13%, 1/22/2044 (a) (c)	4,136,000	3,799,950
5.13%, 6/15/2048 (a)	1,392,000	1,107,475
4.00%, 2/14/2051 (a)	888,000	588,300
7.63%, 1/17/2053 (a)	732,000	766,953
		11,130,028
Saudi Arabia — 4.4%
Kingdom of Saudi Arabia
4.00%, 4/17/2025 (a)	3,159,000	3,095,820
3.25%, 10/26/2026 (a)	1,206,000	1,147,207
2.50%, 2/3/2027 (a)	4,048,000	3,744,400
4.75%, 1/18/2028 (a)	500,000	495,625
3.63%, 3/4/2028 (a)	4,520,000	4,288,350
4.38%, 4/16/2029 (a)	2,037,000	1,975,890
4.50%, 4/17/2030 (b)	282,000	273,187
4.50%, 4/17/2030 (a)	500,000	484,375
2.25%, 2/2/2033 (a)	3,023,000	2,391,949
4.50%, 10/26/2046 (a)	6,463,000	5,235,030
4.63%, 10/4/2047 (a)	2,167,000	1,782,357
4.63%, 10/4/2047 (b)	247,000	203,158
5.00%, 4/17/2049 (a)	500,000	433,125
5.25%, 1/16/2050 (a)	1,858,000	1,664,652
3.75%, 1/21/2055 (a)	899,000	615,815
3.45%, 2/2/2061 (a)	572,000	360,360
KSA Sukuk Ltd.
3.63%, 4/20/2027 (a)	213,000	204,214
4.30%, 1/19/2029 (a)	243,000	237,229
2.25%, 5/17/2031 (a)	861,000	710,325
		29,343,068

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Senegal — 0.4%
Republic of Senegal
6.25%, 5/23/2033 (a)	631,000	522,941
6.75%, 3/13/2048 (a)	2,500,000	1,756,250
		2,279,191
Serbia — 0.5%
Republic of Serbia
2.13%, 12/1/2030 (a)	468,000	358,605
6.50%, 9/26/2033 (a)	2,929,000	2,888,726
		3,247,331
South Africa — 4.2%
Republic of South Africa
5.88%, 9/16/2025	3,952,000	3,942,120
4.88%, 4/14/2026	1,993,000	1,929,473
4.85%, 9/27/2027	2,149,000	2,046,923
4.30%, 10/12/2028	2,569,000	2,312,100
4.85%, 9/30/2029	7,669,000	6,854,169
5.88%, 6/22/2030	693,000	642,965
5.38%, 7/24/2044	200,000	144,000
5.00%, 10/12/2046	635,000	423,863
5.65%, 9/27/2047	5,622,000	4,054,867
5.75%, 9/30/2049	2,354,000	1,706,650
7.30%, 4/20/2052	4,562,000	3,934,725
		27,991,855
Trinidad And Tobago — 0.4%
Republic of Trinidad and Tobago 4.50%, 8/4/2026 (a)	2,305,000	2,233,545
Turkey — 8.0%
Hazine Mustesarligi Varlik Kiralama A/S
4.49%, 11/25/2024 (b)	1,000	976
9.76%, 11/13/2025 (a)	817,000	853,765
5.13%, 6/22/2026 (a)	2,390,000	2,268,230
7.25%, 2/24/2027 (a)	4,726,000	4,684,647
Republic of Turkey
7.38%, 2/5/2025 (c)	3,526,000	3,561,260
6.38%, 10/14/2025	252,000	248,850
4.75%, 1/26/2026	4,696,000	4,467,070
4.25%, 4/14/2026	2,769,000	2,592,476
4.88%, 10/9/2026	2,614,000	2,453,108
6.00%, 3/25/2027	2,828,000	2,711,345
5.13%, 2/17/2028	3,356,000	3,074,935
6.13%, 10/24/2028	1,791,000	1,685,779
9.38%, 3/14/2029	322,000	340,918
7.63%, 4/26/2029	1,452,000	1,433,850
11.88%, 1/15/2030	245,000	293,081
9.13%, 7/13/2030	625,000	653,906
5.95%, 1/15/2031	5,289,000	4,680,765
5.88%, 6/26/2031	3,726,000	3,264,908

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Turkey—continued
9.38%, 1/19/2033	2,137,000	2,270,563
6.50%, 9/20/2033	2,664,000	2,370,960
8.00%, 2/14/2034	113,000	112,011
6.88%, 3/17/2036	704,000	621,280
6.75%, 5/30/2040	1,386,000	1,160,775
6.00%, 1/14/2041	3,184,000	2,443,720
5.75%, 5/11/2047	6,541,000	4,619,581
		52,868,759
United Arab Emirates — 2.6%
Sharjah Sukuk Program Ltd.
4.23%, 3/14/2028 (a)	700,000	658,000
3.23%, 10/23/2029 (a)	438,000	383,250
United Arab Emirates Government Bond
2.50%, 4/16/2025 (a)	3,098,000	2,977,952
3.13%, 5/3/2026 (a)	201,000	192,583
3.13%, 10/11/2027 (a)	1,975,000	1,862,672
1.63%, 6/2/2028 (a)	2,942,000	2,574,250
2.50%, 9/30/2029 (a)	558,000	496,620
1.88%, 9/15/2031 (a)	234,000	191,295
2.00%, 10/19/2031 (a)	1,002,000	821,640
4.05%, 7/7/2032 (a)	201,000	191,453
6.50%, 11/23/2032 (a)	400,000	403,500
2.88%, 10/19/2041 (a)	319,000	226,091
5.25%, 1/30/2043 (a)	700,000	637,000
3.13%, 9/30/2049 (a)	1,804,000	1,214,092
3.13%, 9/30/2049 (b)	265,000	178,345
3.88%, 4/16/2050 (a)	568,000	437,360
4.00%, 7/28/2050 (a)	481,000	298,220
3.90%, 9/9/2050 (a)	430,000	304,897
3.00%, 9/15/2051 (a)	211,000	137,414
4.95%, 7/7/2052 (a)	831,000	761,404
3.25%, 10/19/2061 (a)	765,000	502,987
2.70%, 9/2/2070 (a)	3,448,000	1,961,050
		17,412,075
Uruguay — 1.7%
Oriental Republic of Uruguay
4.38%, 10/27/2027	1,874,000	1,874,037
4.38%, 1/23/2031 (c)	3,021,000	2,928,286
7.63%, 3/21/2036	280,000	333,480
5.10%, 6/18/2050	3,402,000	3,189,375
4.98%, 4/20/2055	3,374,000	3,068,079
		11,393,257
Total Foreign Government Securities (Cost $569,252,166)		563,621,077

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 13.1%
Azerbaijan — 0.4%
Southern Gas Corridor CJSC 6.88%, 3/24/2026 (a)	2,749,000	2,762,745
Bahrain — 0.3%
Oil and Gas Holding Co. BSCC (The)
7.50%, 10/25/2027 (b)	203,000	210,295
7.50%, 10/25/2027 (a)	1,910,000	1,978,641
		2,188,936
Chile — 0.8%
Corp. Nacional del Cobre de Chile
3.00%, 9/30/2029 (a)	2,085,000	1,798,751
4.50%, 8/1/2047 (a)	1,350,000	1,016,172
4.38%, 2/5/2049 (a)	617,000	459,973
3.70%, 1/30/2050 (a)	1,810,000	1,196,410
Empresa de Transporte de Pasajeros Metro SA 4.70%, 5/7/2050 (a)	683,000	521,696
		4,993,002
China — 1.8%
China Development Bank 1.00%, 10/27/2025 (a)	1,290,000	1,191,831
CNAC HK Finbridge Co. Ltd. 4.13%, 7/19/2027 (a)	200,000	189,938
Minmetals Bounteous Finance BVI Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.21%), 3.38%, 9/3/2024 (a) (d) (e) (f)	939,000	920,905
Sinopec Group Overseas Development 2012 Ltd. 4.88%, 5/17/2042 (a)	570,000	533,970
Sinopec Group Overseas Development 2017 Ltd. 3.63%, 4/12/2027 (b)	200,000	191,836
Sinopec Group Overseas Development 2018 Ltd.
2.15%, 5/13/2025 (a)	1,913,000	1,824,428
2.95%, 11/12/2029 (a)	805,000	729,572
2.70%, 5/13/2030 (a)	1,608,000	1,418,288
2.30%, 1/8/2031 (a)	1,148,000	973,125
SPIC MTN Co. Ltd. 1.63%, 7/27/2025 (a)	1,276,000	1,197,909
State Grid Overseas Investment BVI Ltd.
3.50%, 5/4/2027 (b)	2,000	1,914
3.50%, 5/4/2027 (a)	2,549,000	2,438,781
1.63%, 8/5/2030 (a)	341,000	278,379
		11,890,876
Hong Kong — 0.2%
China Life Insurance Overseas Co. Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.23%), 5.35%, 8/15/2033 (a) (f)	1,646,000	1,630,774
Hungary — 0.2%
MFB Magyar Fejlesztesi Bank Zrt. 6.50%, 6/29/2028 (a)	1,082,000	1,085,381
Indonesia — 0.7%
Indonesia Asahan Aluminium PT 4.75%, 5/15/2025 (a)	343,000	336,140
Pelabuhan Indonesia Persero PT 4.25%, 5/5/2025 (a)	1,053,000	1,028,834
Pertamina Persero PT
5.63%, 5/20/2043 (a)	600,000	555,066
6.45%, 5/30/2044 (a)	497,000	498,919
4.18%, 1/21/2050 (a)	1,266,000	943,309
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13%, 5/15/2027 (a)	200,000	191,772

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Indonesia — continued
5.45%, 5/21/2028 (a)	253,000	252,079
5.25%, 10/24/2042 (a)	472,000	408,332
6.15%, 5/21/2048 (a)	262,000	246,309
4.00%, 6/30/2050 (a)	583,000	404,520
		4,865,280
Malaysia — 1.5%
Petronas Capital Ltd.
3.50%, 3/18/2025 (a)	1,338,000	1,306,262
3.50%, 4/21/2030 (a)	1,751,000	1,589,733
2.48%, 1/28/2032 (a)	4,593,000	3,762,172
3.40%, 4/28/2061 (a)	245,000	160,309
3.40%, 4/28/2061 (a) (c)	4,640,000	3,004,400
		9,822,876
Mexico — 3.4%
Banco Nacional de Comercio Exterior SNC 4.38%, 10/14/2025 (a)	1,004,000	972,193
Comision Federal de Electricidad 4.69%, 5/15/2029 (a)	200,000	181,402
Mexico City Airport Trust 5.50%, 7/31/2047 (a)	1,171,000	911,542
Petroleos Mexicanos
4.50%, 1/23/2026	2,457,000	2,236,091
6.88%, 8/4/2026 (c)	710,000	667,152
6.50%, 1/23/2029	595,000	497,123
8.75%, 6/2/2029	2,827,000	2,579,637
6.84%, 1/23/2030	851,000	685,906
6.70%, 2/16/2032	4,767,000	3,704,388
10.00%, 2/7/2033 (c)	893,000	827,990
6.63%, 6/15/2035	2,230,000	1,553,752
6.50%, 6/2/2041	6,168,000	3,867,644
6.38%, 1/23/2045	1,523,000	906,033
6.75%, 9/21/2047	3,177,000	1,937,652
6.35%, 2/12/2048	941,000	554,616
7.69%, 1/23/2050	1,000,000	661,900
		22,745,021
Oman — 0.2%
EDO Sukuk Ltd. 5.88%, 9/21/2033 (b)	1,166,000	1,168,915
Panama — 0.2%
Aeropuerto Internacional de Tocumen SA 5.13%, 8/11/2061 (a) (c)	1,082,000	755,734
Banco Nacional de Panama 2.50%, 8/11/2030 (a)	801,000	586,220
		1,341,954
Peru — 0.3%
Petroleos del Peru SA
4.75%, 6/19/2032 (a)	1,113,000	774,347
5.63%, 6/19/2047 (a)	1,612,000	952,531
		1,726,878
Philippines — 0.0% ^
Power Sector Assets & Liabilities Management Corp. 7.39%, 12/2/2024 (a)	296,000	300,473

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Poland — 0.3%
Bank Gospodarstwa Krajowego 5.38%, 5/22/2033 (a)	1,833,000	1,785,571
Qatar — 0.6%
QatarEnergy
2.25%, 7/12/2031 (a)	400,000	327,000
3.30%, 7/12/2051 (a)	300,000	199,717
QatarEnergy Trading LLC 3.13%, 7/12/2041 (a)	5,219,000	3,731,585
		4,258,302
Saudi Arabia — 0.3%
Gaci First Investment Co.
5.00%, 10/13/2027 (a)	500,000	496,250
4.88%, 2/14/2035 (a)	1,469,000	1,371,495
5.13%, 2/14/2053 (a)	502,000	419,170
		2,286,915
South Africa — 0.7%
Eskom Holdings SOC Ltd.
7.13%, 2/11/2025 (b)	327,000	325,263
7.13%, 2/11/2025 (a)	448,000	445,620
6.35%, 8/10/2028 (b)	240,000	225,675
6.35%, 8/10/2028 (a)	2,186,000	2,055,523
Transnet SOC Ltd. 8.25%, 2/6/2028 (a)	1,507,000	1,464,616
		4,516,697
United Arab Emirates — 1.2%
Abu Dhabi Crude Oil Pipeline LLC 4.60%, 11/2/2047 (a)	1,096,000	954,890
DP World Ltd.
6.85%, 7/2/2037 (a)	1,700,000	1,786,594
5.63%, 9/25/2048 (a)	253,000	223,668
DP World Salaam (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.75%), 6.00%, 10/1/2025 (a) (d) (e) (f)	561,000	552,234
MDGH GMTN RSC Ltd.
2.88%, 11/7/2029 (a)	1,878,000	1,659,682
2.88%, 5/21/2030 (a)	202,000	176,498
3.38%, 3/28/2032 (a)	1,966,000	1,720,250
4.38%, 11/22/2033 (a)	212,000	196,895
3.40%, 6/7/2051 (a)	699,000	471,825
		7,742,536
Total Corporate Bonds (Cost $88,267,833)		87,113,132
	SHARES
Short-Term Investments — 3.3%
Investment Companies — 0.9%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.28% (g) (h)(Cost $5,776,586)	5,776,586	5,776,586
Investment of Cash Collateral from Securities Loaned — 2.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (g) (h)	10,997,601	14,000,900

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — continued
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.28% (g) (h)	2,180,119	2,180,119
Total Investment of Cash Collateral from Securities Loaned (Cost $13,180,719)		16,181,019
Total Short-Term Investments (Cost $18,957,305)		21,957,605
Total Investments — 101.5% (Cost $676,477,304)		672,691,814
Liabilities in Excess of Other Assets — (1.5)%		(10,131,906)
NET ASSETS — 100.0%		662,559,908

Percentages indicated are based on net assets.

Abbreviations
CJSC	Closed Joint Stock Company
GMTN	Global Medium Term Note
MTN	Medium Term Note
PT	Limited liability company
SPC	Special purpose company

^	Amount rounds to less than 0.1% of net assets.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	The security or a portion of this security is on loan at November 30, 2023. The total value of securities on loan at November 30, 2023 is $15,500,826.
(d)	Security is an interest bearing note with preferred security characteristics.
(e)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2023.

(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2023.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of November 30, 2023.

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Corporate Bonds	$—	$87,113,132	$—	$87,113,132
Foreign Government Securities	—	563,621,077	—	563,621,077
Short-Term Investments
Investment Companies	5,776,586	—	—	5,776,586
Investment of Cash Collateral from Securities Loaned	16,181,019	—	—	16,181,019
Total Short-Term Investments	21,957,605	—	—	21,957,605

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities	$21,957,605	$650,734,209	$—	$672,691,814
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2023	Shares at November 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (a) (b)	$8,802,300	$70,000,000	$64,799,340	$(2,560)	$500	$14,000,900	10,997,601	$322,085	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.28% (a) (b)	1,809,720	86,120,820	85,750,421	—	—	2,180,119	2,180,119	87,018	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.28% (a) (b)	1,134,608	93,509,615	88,867,637	—	—	5,776,586	5,776,586	75,893	—
Total	$11,746,628	$249,630,435	$239,417,398	$(2,560)	$500	$21,957,605		$484,996	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2023.